ACQUISITIONS AND INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2021
Sentry Neuromonitoring, LLC
Business Acquisition [Line Items]
Schedule of allocated assets and liabilities based upon fair values

The table below presents the fair value that was allocated to assets and liabilities based upon fair values as determined by the Company (stated in thousands).

Purchase price consideration:
Cash	$1,125
Common stock, at fair value	2,275
Total consideration	$3,400

Assets acquired:
Cash	$51
Accounts receivable	2,000
Right of use assets	131
Total assets acquired	2,182

Liabilities assumed:
Accounts payable and accrued liabilities	242
Lease liability	131
Total liabilities assumed	373

Goodwill	1,591
Total	$3,400

Neuro Pro Monitoring
Business Acquisition [Line Items]
Schedule of allocated assets and liabilities based upon fair values

Purchase price consideration:
Promissory notes, at fair value	$7,151
Common share liability, at fair value	540
Total consideration	$7,691

Assets acquired:
Equipment	$172
Intangibles	4,662
Total assets acquired	4,834

Goodwill	2,857
Total	$7,691